Goodwill - Additional Information (Detail) $ in Thousands	12 Months Ended
Apr. 30, 2022 USD ($)
Disclosure Of Goodwill [Line Items]
Impairment loss on goodwilll	$ 0
Policy Pal [Member]
Disclosure Of Goodwill [Line Items]
Explanation of period over which management has projected cash flows	5-year period
Pre-tax discount rate	28.03%
Terminal growth rate	1.50%